EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the prospectus for Stone Ridge Diversified Alternatives Fund filed with the Securities and Exchange Commission on August 21, 2020 (SEC Accession No. 0001193125-20-182485) pursuant to Rule 497(e) under the Securities Act of 1933, as amended.

INDEX TO EXHIBITS

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE